SCHEDULE OF SEGMENT REPORTING REVENUE BY PRODUCT CATEGORIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Revenue from External Customer [Line Items]
Total revenue	$ 18,670,684	$ 23,844,556	$ 29,522,353
Fragrance Compounds [Member]
Revenue from External Customer [Line Items]
Total revenue	8,081,897	4,944,475	14,315,810
Health Supplements (Solid Drinks) [Member]
Revenue from External Customer [Line Items]
Total revenue	3,326,864	6,740,630	8,704,468
Bioactive Food Ingredients [Member]
Revenue from External Customer [Line Items]
Total revenue	$ 7,261,923	$ 12,159,451	$ 6,502,075